Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes

Pre-tax income (loss) from continuing operations for the year ended December 31, 2020, 2019, and 2018 were taxable in the following jurisdictions:

	2020	2019	2018
PRC	$(15,810,350)	$(2,342,102)	$2,371,708
Hong Kong	(12,072)	(38,574)	(28,177)
BVI	(2,580,102)	(1,488,065)	(1,665,976)
Total (loss) income before income taxes	$(18,402,524)	$(3,868,741)	$677,555

Schedule of Components of Income Tax Expense (Benefit)

Income tax (benefit) expense from continuing operations consists of the following:

	2020	2019	2018
Current taxes	$(71,316)	$(274,480)	$(1,201,231)
Deferred taxes	-	-	-
Income tax (benefit)	$(71,316)	$(274,480)	$(1,201,231)

Schedule of Effective Income Tax Rate Reconciliation

Current income tax (benefit) expense was recorded in 2020, 2019 and 2018 and was related to differences between the book and corporate income tax returns.

	2020	2019	2018
PRC statutory tax rate	25%	25%	25%
Computed expected income tax (benefit) expense	$(4,600,631)	$(967,185)	$169,389
Tax rate differential benefit from tax holiday	1,805,951	180,996	(246,999)
Permanent differences	248,636	(203,842)	(1,376,474)
Tax effect of deductible temporary differences not recognized	1,826,684	333,891	(170,685)
Non-deductible tax loss	648,044	381,660	423,538
Income tax (benefit)	$(71,316)	$(274,480)	$(1,201,231)

Schedule of Components of Deferred Tax Assets and Liabilities

The significant components of deferred tax assets and deferred tax liabilities were as follows as of December 31, 2020 and 2019:

	December 31, 2020		December 31, 2019
	Deferred	Deferred	Deferred	Deferred
	Tax	Tax	Tax	Tax
	Assets	Liabilities	Assets	Liabilities
Allowance for credit losses	$3,640,083	$-	$1,670,652	$-
Loss carry-forwards	3,714,825	-	2,326,787	-
Fixed assets	80,456	(258,451)	22,635	(243,517)
Inventory valuation	369,064	-	332,760	-
Long-term investments	5,736	-	5,381	-
Intangible assets	-	134,197	-	125,887
Gross deferred tax assets and (liabilities)	7,810,164	(124,254)	4,358,215	(117,630)

Valuation allowance	(7,685,910)	-	(4,240,585)	-
Total deferred tax assets and (liabilities)	$124,254	$(124,254)	$117,630	$(117,630)